RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Maturity (Details) $ in Thousands	Dec. 28, 2025 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	$ 367,199
Less than one year
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	77,551
One to five years
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	200,463
More than five years
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	$ 89,185